Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,242,665,691	[1]
Previously Paid Amount	0
Total Fee Amount	76,550	[1]
Total Offset Amount	0
Net Fee	$ 76,550	[1]

[1]	The proposed maximum offering price per security will be determined, from time to time, by Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) in connection with the sale by the Fund of the securities registered under this Registration Statement. The Fund is a master fund in a master feeder arrangement. The feeder fund is Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”). Pursuant to the Fund’s and the Feeder Fund’s SEC no action letter, no fees are due or paid at the Feeder Fund level. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017). A credit is claimed for fees attributable to $742,665,691 in securities previously registered and unsold under the Fund’s registration statement, dated August 31, 2023 (File Nos. 333-267161 and 811-22463), filed on August 30, 2023, pursuant to the “carryover” provision of Rule 415(a)(6).